Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Empower Real Estate Index Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Real Estate Index Fund
Class Name	Institutional Class
Trading Symbol	MXSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Real Estate Index Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Real Estate Index Fund (Institutional Class/MXSFX)	$ 33	0.30%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%
Net Assets	$ 1,440,000,000
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,440M
Total number of portfolio holdings	102
Total advisory fee paid	$ 1.9M
Portfolio turnover rate as of the end of the reporting period (not annualized)	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Welltower Inc REIT	12.43%
Prologis Inc REIT	9.80%
Equinix Inc REIT	7.98%
Simon Property Group Inc REIT	5.63%
Digital Realty Trust Inc REIT	4.60%
Realty Income Corp REIT	4.48%
Public Storage REIT	3.90%
Ventas Inc REIT	3.35%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.97%
Extra Space Storage Inc REIT	2.38%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Welltower Inc REIT	12.43%
Prologis Inc REIT	9.80%
Equinix Inc REIT	7.98%
Simon Property Group Inc REIT	5.63%
Digital Realty Trust Inc REIT	4.60%
Realty Income Corp REIT	4.48%
Public Storage REIT	3.90%
Ventas Inc REIT	3.35%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.97%
Extra Space Storage Inc REIT	2.38%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Real Estate Index Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Real Estate Index Fund
Class Name	Investor Class
Trading Symbol	MXREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Real Estate Index Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Real Estate Index Fund (Investor Class/MXREX)	$ 71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Net Assets	$ 1,440,000,000
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,440M
Total number of portfolio holdings	102
Total advisory fee paid	$ 1.9M
Portfolio turnover rate as of the end of the reporting period (not annualized)	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Welltower Inc REIT	12.43%
Prologis Inc REIT	9.80%
Equinix Inc REIT	7.98%
Simon Property Group Inc REIT	5.63%
Digital Realty Trust Inc REIT	4.60%
Realty Income Corp REIT	4.48%
Public Storage REIT	3.90%
Ventas Inc REIT	3.35%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.97%
Extra Space Storage Inc REIT	2.38%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Welltower Inc REIT	12.43%
Prologis Inc REIT	9.80%
Equinix Inc REIT	7.98%
Simon Property Group Inc REIT	5.63%
Digital Realty Trust Inc REIT	4.60%
Realty Income Corp REIT	4.48%
Public Storage REIT	3.90%
Ventas Inc REIT	3.35%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.97%
Extra Space Storage Inc REIT	2.38%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.